                                                          FILE NUMBER 028-00568

                      Securities and Exchange Commission
                               Washington, D.C.

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2008

                     If amended report check here: ______

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of August, 2008.

                                             By:  /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

Torray LLC
June 30, 2008

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
                                                                    Item 6                               Item 8
                  Item 2   Item 3     Item 4     Item 5             Invest                          Voting Authority
Item 1            Title    CUSIP    Fair Market  Total    --------------------------  Item 7  ----------------------------
Name of Issuer   of Class  Number      Value     Shares   (a)Sole (b)Shared (c)Other Managers (a) Sole  (b) Shared (c)None
--------------   -------- --------- ----------- --------- ------- --------- -------- -------- --------- ---------- -------
Abbott
  Laboratories   common   002824100  27,360,170   516,522    X                         All      440,222             76,300
Allied Capital
  Corporation    common   01903Q108   8,603,466   619,400    X                         All      547,200             72,200
American
  Express
  Company        common   025816109  14,740,196   391,298    X                         All      330,873             60,425
American
  International
  Group, Inc.    common   026874107  15,930,508   602,060    X                         All      542,460             59,600
Applied
  Materials,
  Inc.           common   038222105  27,253,476 1,427,631    X                         All    1,264,858            162,773
Automatic
  Data
  Processing,
  Inc.           common   053015103  31,058,207   741,246    X                         All      648,646             92,600
Bank of
  America
  Corporation    common   060505104  14,812,385   620,544    X                         All      558,144             62,400
CapitalSource
  Inc.           common   14055X102  12,843,936 1,159,200    X                         All    1,023,200            136,000
Carmax Inc.      common   143130102  20,745,099 1,461,952    X                         All    1,304,552            157,400
Cisco Systems
  Inc.           common   17275R102  27,914,040 1,098,712    X                         All      955,312            143,400
Cintas
  Corporation    common   172908105  30,705,763 1,277,078    X                         All    1,158,678            118,400
Citigroup Inc.   common   172967101  13,453,353   802,706    X                         All      722,606             80,100
Danaher
  Corporation    common   235851102  25,715,236   332,668    X                         All      296,868             35,800
The Walt
  Disney
  Company        common   254687106  38,129,302 1,222,093    X                         All    1,033,018            189,075
DCT Industrial
  Trust Inc.     common   233153105   7,422,192   896,400    X                         All      896,400                  0
EMC
  Corporation    common   268648102  40,534,352 1,889,961    X                         All    1,654,736            235,225
Electronic Data
  Systems
  Corporation    common   285661104  33,903,674 1,970,038    X                         All    1,780,738            189,300
Emerson
  Electric Co.   common   291011104  17,445,466   352,790    X                         All      297,390             55,400
Fidelity
  National
  Financial,
  Inc.           common   31620R105  14,559,300 1,155,500    X                         All    1,019,000            136,500
Gannett Co.,
  Inc.           common   364730101  15,431,684   712,122    X                         All      629,922             82,200
General
  Electric
  Company        common   369604103  31,339,531 1,174,205    X                         All    1,038,069            136,136
W.R. Grace &
  Co.            common   38388F108  20,692,224   880,895    X                         All      880,895                  0
Illinois Tool
  Works Inc.     common   452308109  25,850,904   544,115    X                         All      485,040             59,075
Intel
  Corporation    common   458140100  23,098,518 1,075,350    X                         All      961,950            113,400
Int'l Business
  Machines
  Corporation    common   459200101  34,532,530   291,340    X                         All      261,240             30,100
Johnson &
  Johnson        common   478160104  42,066,328   653,813    X                         All      578,480             75,333
Kraft Foods
  Inc.           common   50075N104  34,905,305 1,226,900    X                         All    1,088,000            138,900
LaBranche &
  Co Inc.        common   505447102  21,191,856 2,993,200    X                         All    2,993,200                  0
Loews
  Corporation    common   540424108  27,595,960   588,400    X                         All      520,600             67,800
Markel
  Corporation    common   570535104  16,165,249    44,047    X                         All       44,047                  0
Marsh &
  McLennan
  Companies,
  Inc.           common   571748102  31,687,027 1,193,485    X                         All    1,054,416            139,069
The McClatchy
  Company        common   579489105   6,063,863   894,375    X                         All      852,655             41,720
McGraw-Hill
  Companies,
  Inc.           common   580645109  31,373,599   781,994    X                         All      698,494             83,500
O'Reilly
  Automotive,
  Inc.           common   686091109  23,631,437 1,057,335    X                         All      938,135            119,200
Owens
  Corning        common   690742101  15,921,519   699,847    X                         All      617,647             82,200
The Procter &
  Gamble
  Company        common   742718109  32,962,790   542,062    X                         All      488,262             53,800
3M Company       common   88579Y101  28,023,893   402,700    X                         All      355,400             47,300
USG
  Corporation    common   903293405  20,221,178   683,841    X                         All      606,977             76,864
USEC Inc.        common   90333E108  28,548,032 4,695,400    X                         All    4,139,209            556,191
UnitedHealth
  Group Inc.     common   91324P102  23,053,380   878,224    X                         All      774,824            103,400
Wellpoint, Inc.  common   94973V107  26,268,762   551,170    X                         All      486,170             65,000
                                    983,755,690
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